FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Apr. 01, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate fair value due to the short-term nature of the items as of April 1, 2012 and March 27, 2011. We believe the carrying amount of our debt at March 27, 2011 approximated fair value due to the variable rates associated with the debt instrument and the recent amendments to our line of credit agreement (refer to Note 8, Long-term Debt). In accordance with the fair value measurements guidance, if our debt was measured at fair value, it would have been categorized as Level 2 in the three-tier fair value hierarchy. We had no borrowings outstanding under the credit facility as of April 1, 2012.

As of April 1, 2012 and March 27, 2011, we had certain publicly traded mutual funds that invest in debt and equity securities, included in investment securities available for sale–restricted in our accompanying consolidated balance sheets, that are required to be measured at fair value on a recurring basis. We invest in these mutual funds to mirror and track the performance of the elections made by employees that participate in our deferred compensation plan. These mutual fund investments are classified as available for sale and are carried at fair value, with unrealized gains and losses reflected as a separate component of stockholders’ equity. We determined the fair value of our investment securities available for sale using quoted market prices (Level 1 in the three-tier fair value hierarchy).

The following tables disclose, as of April 1, 2012 and March 27, 2011, our available for sale investment securities at both the cost basis and fair value by investment type. None of our available for sale investment securities was at a net loss position as of April 1, 2012 or March 27, 2011.

	April 1, 2012		March 27, 2011
	Cost	Fair value	Cost	Fair value

Equity securities	$387	$443	$360	$439
Fixed income securities	64	69	65	67
Money market fund deposits	33	33	113	113
	$484	$545	$538	$619

Fair value measurements of nonfinancial assets and nonfinancial liabilities are primarily used in the valuation of our reporting units for the purpose of assessing goodwill impairment and the valuation of property and equipment when assessing long-lived asset impairment. None of our nonfinancial assets or nonfinancial liabilities was measured at fair value as of March 27, 2011.

During the year ended April 1, 2012, in connection with the valuation of property and equipment when assessing long-lived asset impairment, we recorded impairment charges totaling $2.6 million to write down a certain restaurant’s property and equipment to its fair value of $0.7 million using unobservable inputs (Level 3 in the three-tier fair value hierarchy). Refer to Note 1, Summary of Significant Accounting Policies and Note 12, Impairment Charges, for the reasons for the measurements, description of the inputs and information used to develop the inputs.